ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 36,854,000	$ 39,828,000	$ 19,401,000
Time deposits	410,000	0
Restricted cash	23,852,000	0
Amounts due from subsidiaries and VIEs	155,000
Other current assets	8,983,000	3,242,000
Total current assets	245,393,000	149,298,000
Non-current assets
Deferred tax assets	1,033,000	1,153,000
Investment in an equity investee	158,000
Total non-current assets	76,123,000	57,960,000
Total assets	321,516,000	207,258,000
Current liabilities
Accrued liabilities and other current liabilities	19,937,000	16,348,000
Convertible notes at fair value	49,008,000	34,837,000
Total current liabilities	203,940,000	97,151,000
Non-current liability
Other liabilities	449,000	673,000
Total non-current liabilities	3,020,000	3,467,000
Total liabilities	206,960,000	100,618,000
Commitments and contingencies
Equity
Treasury shares	(4,858,000)	(576,000)
Total iClick Interactive Asia Group Limited shareholders’ equity	102,101,000	105,325,000
Total liabilities and equity	321,516,000	207,258,000
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	20,459,000	2,132,000
Time deposits	301,000
Restricted cash	2,930,000
Amounts due from subsidiaries and VIEs	84,831,000	98,829,000
Other current assets	1,226,000	929,000
Total current assets	109,747,000	101,890,000
Non-current assets
Deferred tax assets	201,000	269,000
Investments in subsidiaries and VIEs	42,783,000	40,759,000
Long-term investments	1,503,000	503,000
Investment in an equity investee	158,000
Total non-current assets	44,645,000	41,531,000
Total assets	154,392,000	143,421,000
Current liabilities
Accrued liabilities and other current liabilities	2,834,000	2,586,000
Convertible notes at fair value	49,008,000	34,837,000
Total current liabilities	51,842,000	37,423,000
Non-current liability
Other liabilities	449,000	673,000
Total non-current liabilities	449,000	673,000
Total liabilities	52,291,000	38,096,000
Commitments and contingencies
Equity
Ordinary shares	29,000	28,000
Treasury shares	(4,858,000)	(576,000)
Other shareholders’ equity	106,930,000	105,873,000
Total iClick Interactive Asia Group Limited shareholders’ equity	102,101,000	105,325,000
Total liabilities and equity	$ 154,392,000	$ 143,421,000